Subsequent Transactions (Details) (USD $)	Jun. 30, 2014
Subsequent Transactions
An aggregate of 397,893 shares of Common Stock were issued to note holders upon conversion of convertible notes	$ 48,150
Conversion of notes , inclusive of interest thereon	155,650
Average conversion price per share	$ 0.1210
On July 2 and July 28, 20144, Tonaquint converted of the $155,650 borrowed on October 11, 2013	397,893
Tonaquint converted Common shares of the Company at an average issue price per share	$ 0.12
On July 30,2014, the Licensor waived the $150,000 license fee payable on June 30, 2014	150,000
On August 1, 2014, pursuant to the private placement agreement acquired a further units	3,849,997
Acquired a further 1,666,667 units of the Company at a price per unit	$ 0.02
Common stock for net proceeds after deducting placement agent fees	502,425
Placement agent fees	$ 72,075